Intangible assets	6 Months Ended
Jun. 30, 2023
Intangible assets and goodwill [abstract]
Intangible assets	Intangible assets
The detail of Intangible Assets - Goodwill at 30 June 2023 and 31 December 2022, based on the cash-generating units giving rise thereto, is as follows:

	EUR million
	30-06-2023	31-12-2022
Banco Santander (Brazil)	3,756	3,503
SAM Investment Holdings Limited	1,444	1,444
Santander Consumer Germany	1,304	1,304
Santander Bank Polska	1,135	1,075
Santander Portugal	1,040	1,040
Santander US Auto	1,016	1,039
Santander España	998	998
Santander Holding USA (ex. Auto)	824	844
Santander UK	619	599
Banco Santander - Chile	570	548
Grupo Financiero Santander (Mexico)	522	469
Ebury Partners	308	298
Santander Consumer Nordics	199	215
Other entities	391	365
Total Goodwill	14,126	13,741

During the first semester of 2023 there has been an increase in goodwill of EUR 385 million mainly due to exchange differences (see Note 11), which in accordance with current regulations, have been recorded with a credit to the heading Other comprehensive income - Items that can be reclassified in results- Foreign currency translation of equity through the Statement of recognized income and expenses.
Note 17 of the consolidated annual accounts for the year ended 31 December 2022 includes detailed information on the procedures followed by Grupo Santander to analyse the potential impairment of the goodwill recognised with the respect to its recoverable amount and to recognise the related impairment losses, where appropriate.
In accordance with IAS 36, a Cash Generating Unit (CGU) to which goodwill has been assigned should be subjected to an annual impairment test as long as there are signs of impairment.
In accordance with all mentioned before and the analysis made of the information available on the evolution of the different cash-generating units that could reveal the existence of indications of impairment, the directors of the Grupo Santander have concluded that during the first six months of 2023, there were no triggers that required the recording of impairments.